CONSIDERATION RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
CONSIDERATION RECEIVABLE, NET [Abstract]
CONSIDERATION RECEIVABLE, NET
8. CONSIDERATION RECEIVABLE, NET

Consideration receivables consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Receivables resulting from disposals (Note i)	14,000	-
Less: allowance for doubtful accounts (Note i)	(5,500)	-
Total	8,500	-

(Note i) The cost of consideration receivable came from the disposal of subsidiaries in 2011. Bad debt of RMB 5,500 has been provided in past few years. In the year ended December 31, 2017, the Company reached an agreement with the third party to offset the receivable due from and payable due to it at amount of RMB 8,500, and bad debt provision of RMB 5,500 was written off after all collection efforts have been exhausted and the potential for recovery was remote.